Significant Accounting Policies - Inactive Accounts (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Community Financial System, Inc. 401(k) Employee Stock Ownership Plan
Significant Accounting Policies
Account balances of individuals withdrawn from participation	$ 165,036,200	$ 152,394,110